Business Combination (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Business combination
Proceeds from Divestiture of Interest in Consolidated Subsidiaries		¥ 3,400	$ 466	¥ 6,570
Gains on disposal of subsidiaries				5,497
Leya
Business combination
Percent of equity interests sold	63.37%
Proceeds from Divestiture of Interest in Consolidated Subsidiaries	¥ 5,700
Gains on disposal of subsidiaries				¥ 5,497